Bank Loan - current portion (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2013
Lender	Current Portion	Long- term portion	Total
Credit Suisse	$36,450	$-	$36,450
NBG	$23,237	$-	$23,237
Total	$59,687	$-	$59,687

Schedule of Short-term Debt [Table Text Block]
As of December 31, 2014, the Company’s bank debt is as follows:

	NBG	Credit Suisse
December 31, 2013	$23,237	$36,450
Additions	$-	$-
Payments	$(5,639)	$(21,450)
Debt forgiveness	$-	$(15,000)
December 31, 2014	$17,598	$-

Schedule Of Repayment Terms Of Loan Outstanding [Table Text Block]
The remaining repayment terms of the loan outstanding as of December 31, 2014 is as follows:

Lender	Vessel	Remaining Repayment Terms

National Bank of Greece	M/V Free Neptune	Seven quarterly installments of $837.5 and a balloon payment of $11,735.5, payable together with the last installment due on December 16, 2016.